Change of Functional Currency and Presentation Currency (Tables)	12 Months Ended
Dec. 31, 2025
CHANGE OF FUNCTIONAL CURRENCY AND PRESENTATION CURRENCY
Schedule of changes in functional or presentation currency

Statement of Financial Position as of December 31, 2024, and January 1, 2024:

	As of 12-31-2024		As of 01-01-2024
	As Reported	Restated	As Reported	Restated
	Th$	ThUS$	Th$	ThUS$
ASSETS
CURRENT ASSETS
Cash and cash equivalents	383,399,319	384,761	563,291,290	642,206
Other current financial assets	19,518,512	19,588	67,736,634	77,226
Other current non-financial assets	153,163,381	153,708	100,497,325	114,576
Trade and other receivables, current	1,489,965,233	1,495,258	1,449,294,549	1,652,333
Current receivables due from related parties	42,783,336	42,935	50,274,125	57,317
Inventories	65,168,573	65,400	58,761,879	66,994
Current tax assets	80,220,499	80,506	81,115,457	92,479
TOTAL CURRENT ASSETS	2,234,218,853	2,242,156	2,370,971,259	2,703,131

NON-CURRENT ASSETS
Other non-current financial assets	4,646,303	4,663	11,602,385	13,228
Other non-current non-financial assets	148,597,823	149,126	238,393,864	271,792
Trade and other non-current receivables	1,159,251,669	1,163,370	903,678,141	1,030,279
Investments accounted for using the equity method	32,703,763	32,820	25,353,785	28,906
Intangible assets other than goodwill	293,348,456	294,391	195,009,500	222,329
Goodwill	889,242,912	892,402	884,464,658	1,008,374
Property, plant, and equipment	7,552,861,067	7,579,693	6,850,184,820	7,809,860
Investment property	7,175,892	7,201	7,340,561	8,369
Right-of-use assets	272,610,975	273,579	269,052,555	306,745
Deferred tax assets	125,239,871	125,685	77,669,508	88,551
TOTAL NON-CURRENT ASSETS	10,485,678,731	10,522,930	9,462,749,777	10,788,433

TOTAL ASSETS	12,719,897,584	12,765,086	11,833,721,036	13,491,564

LIABILITIES AND EQUITY
CURRENT LIABILITIES
Other current financial liabilities	83,705,578	84,003	615,014,915	701,175
Current lease liabilities	26,886,119	26,982	24,138,193	27,520
Trade and other payables, current	1,530,434,532	1,535,871	1,464,491,965	1,669,660
Current payables to related parties	298,301,928	299,362	462,578,466	527,383
Other current provisions	51,351,795	51,534	25,152,710	28,676
Current tax liabilities	189,070,151	189,742	160,107,212	182,537
Other current non-financial liabilities	63,737,298	63,964	42,434,883	48,380
TOTAL CURRENT LIABILITIES	2,243,487,401	2,251,458	2,793,918,344	3,185,331

NON-CURRENT LIABILITIES
Other non-current financial liabilities	2,373,962,103	2,382,396	1,904,512,941	2,171,325
Non-current lease liabilities	267,718,931	268,670	243,924,027	278,097
Trade and other payables non-current	966,072,117	969,504	595,534,857	678,966
Non-current payables to related parties	1,015,904,873	1,019,514	1,034,791,219	1,179,760
Other long-term provisions	215,266,701	216,031	211,600,686	241,245
Deferred tax liabilities	207,896,524	208,635	172,512,663	196,681
Non-current provisions for employee benefits	65,598,156	65,831	62,820,044	71,621
Other non-current non-financial liabilities	37,611,263	37,745	53,219,983	60,676
Total non-current liabilities	5,150,030,668	5,168,326	4,278,916,420	4,878,371

TOTAL LIABILITIES	7,393,518,069	7,419,784	7,072,834,764	8,063,702

EQUITY
Share and paid-in capital	3,882,103,470	5,964,284	3,882,103,470	5,964,284
Retained earnings	2,871,345,789	3,781,518	2,917,851,065	3,855,606
Other reserves	(1,794,650,838)	(4,769,387)	(2,353,874,617)	(4,750,937)
Equity attributable to shareholders of Enel Chile	4,958,798,421	4,976,415	4,446,079,918	5,068,953
Non-controlling interests	367,581,094	368,887	314,806,354	358,909
TOTAL EQUITY	5,326,379,515	5,345,302	4,760,886,272	5,427,862

TOTAL EQUITY AND LIABILITIES	12,719,897,584	12,765,086	11,833,721,036	13,491,564

Statement of Comprehensive Income for the years ended December 31, 2024 and December 31, 2023:

	2024		2023
	As Reported	Restated	As Reported	Restated
	Th$	ThUS$	Th$	ThUS$
STATEMENTS OF PROFIT (LOSS)
Revenues	3,904,732,890	4,137,511	4,262,591,097	5,075,058
Other operating income	82,402,403	87,314	117,654,896	140,080
Revenues and other operating income	3,987,135,293	4,224,825	4,380,245,993	5,215,138
Raw materials and consumables used	(2,905,568,914)	(3,078,782)	(2,995,585,459)	(3,566,556)
Contribution Margin	1,081,566,379	1,146,043	1,384,660,534	1,648,582

Other work performed by the entity and capitalized	40,732,541	43,161	39,629,466	47,183
Employee benefits expenses	(163,937,134)	(173,710)	(172,787,800)	(205,722)
Depreciation and amortization expense	(295,468,978)	(313,083)	(253,399,784)	(301,699)
Impairment (loss) reversal recognized in profit or loss	(34,203,486)	(36,242)	(7,023,888)	(8,363)
Impairment losses (gains on impairment and reversal of impairment losses) determined in accordance with IFRS 9 on financial assets	(18,429,856)	(19,529)	(10,773,445)	(12,827)
Other expenses by nature	(237,200,190)	(251,341)	(212,543,865)	(253,056)
Operating Income	373,059,276	395,299	767,761,218	914,098

Other gains (losses)	(291,724)	(310)	221,846,937	264,136
Financial income	78,282,443	82,949	134,253,836	159,843
Financial costs	(232,584,262)	(246,450)	(247,067,556)	(294,160)
Share of profits (losses) of associates and joint ventures accounted for using the equity method	8,413,675	8,916	5,702,088	6,788
Foreign currency exchange gains (losses)	(21,732,058)	(23,027)	(856,350)	(1,020)
Gains or losses from indexed assets and liabilities	20,824,185	22,066	25,285,703	30,105
Profit (loss) before tax	225,971,535	239,443	906,925,876	1,079,790
Income tax expense	(34,928,564)	(37,011)	(226,912,485)	(270,163)
PROFIT (LOSS)	191,042,971	202,432	680,013,391	809,627

Profit (loss) attributable to
Profit (loss) attributable to owners of the parent	145,112,153	153,763	633,455,775	754,195
Profit (loss) attributable to non-controlling interests	45,930,818	48,669	46,557,616	55,432
Profit (loss)	191,042,971	202,432	680,013,391	809,627

Basic earnings per share
Basic earnings (loss) per share	2.10	0.00222	9.16	0.01090
Weighted average number of ordinary shares outstanding	69,166,557	69,166,557	69,166,557	69,166,557

Diluted earnings per share
Diluted earnings (loss) per share	2.10	0.00222	9.16	0.01090
Weighted average number of ordinary shares outstanding	69,166,557	69,166,557	69,166,557	69,166,557

Statements of Cash Flows for the years ended December 31, 2024 and December 31, 2023:

	2024		2023
	As Reported	Restated	As Reported	Restated
Statements of Cash Flows - Direct Method	Th$	ThUS$	Th$	ThUS$

Cash flows from (used in) operating activities
Types of collection from operating activities
Collections from the sale of goods and services	6,486,575,452	6,873,268	5,886,342,023	7,008,302
Collections from leasing and subsequent sale of such assets	27,340,625	28,971	44,527,326	53,014
Other collections from operating activities	12,842,555	13,608	1,812,296	2,158

Types of payment cash from operating activities
Payments to suppliers for goods and services	(4,509,721,561)	(4,778,565)	(4,638,105,198)	(5,522,146)
Payments to and on behalf of employees	(147,134,962)	(155,906)	(146,490,612)	(174,412)
Payments to manufacture or acquire assets held to lease to others and subsequently held for sale	(6,326,670)	(6,704)	—	—
Other payments for operating activities	(132,565,162)	(140,468)	(139,212,339)	(165,747)

Cash flows from (used in) operating activities
Income taxes paid	(194,603,727)	(206,205)	(294,998,284)	(351,226)
Other cash outflows, net	(5,500,674)	(5,829)	(8,212,967)	(9,778)
Net cash flows from operating activities	1,530,905,876	1,622,170	705,662,245	840,165

Cash flows from (used in) investing activities
Cash flows from the loss of control of subsidiaries or other businesses	—	—	520,086,080	619,217
Cash flows used to obtain the control of subsidiaries or other businesses	—	—	(63,727)	(76)
Other cash payments to acquire equity or debt instruments of other entities	(2,216,167)	(2,348)	(1,470,000)	(1,750)
Other collections from the sale of shares in joint ventures	—	—	29,662,554	35,316
Proceeds from the sale of property, plant and equipment	—	—	33,979,203	40,456
Purchases of property, plant and equipment	(684,003,978)	(724,780)	(636,792,401)	(758,168)
Proceeds from the sale of intangible assets	(38,350,319)	(40,637)	(25,631,385)	(30,517)
Payments for future, forward, option and swap contracts	(4,475,539)	(4,742)	(54,333,349)	(64,689)
Collections from future, forward, option and swap contracts	8,622,118	9,136	13,710,904	16,324
Dividends received	—	—	27,540	33
Interest received	20,774,572	22,013	34,586,244	41,179
Other cash inflows	3,549,909	3,762	—	—
Net cash flows used in investing activities	(696,099,404)	(737,596)	(86,238,337)	(102,675)

Cash flows from (used in) financing activities
Proceeds from long-term loans	448,296,220	475,021	248,718,361	296,125
Proceeds from short-term loans	—	—	273,777	326
Loans from related companies	1,092,247,399	1,157,361	767,682,700	914,006
Payments of loans	(755,433,698)	(800,468)	(84,762,889)	(100,919)
Payments on borrowings and lease liabilities	(17,889,151)	(18,956)	(18,418,666)	(21,929)
Payments of loans to related entities	(1,230,854,131)	(1,304,231)	(1,255,012,700)	(1,494,223)
Dividends paid	(345,072,557)	(365,644)	(401,593,903)	(478,139)
Interest paid	(205,473,569)	(217,723)	(193,172,908)	(229,992)
Other outflows of cash, net	(19,013,832)	(20,147)	2,050,585	2,441
Net cash flows used in financing activities	(1,033,193,319)	(1,094,787)	(934,235,643)	(1,112,304)

Net decrease in cash and cash equivalents before effect of exchange rate movements	(198,386,847)	(210,213)	(314,811,735)	(374,814)

Effect of exchange rate changes on cash and cash equivalents
Effect of exchange rate changes on cash and cash equivalents	18,494,876	(47,232)	2,889,326	(5,593)
Net decrease in cash and cash equivalents	(179,891,971)	(257,445)	(311,922,409)	(380,407)
Cash and cash equivalents at beginning of year	563,291,290	642,206	875,213,699	1,022,613
Cash and cash equivalents at end of year	383,399,319	384,761	563,291,290	642,206